Benefit Plans (Changes In Benefit Obligations Of Postemployment Plans) (Details) (Post-Employment [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Post-Employment [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 151	$ 349
Service cost	1	1	1
Interest cost	2	1	1
Benefits paid	(48)	(218)
Actuarial losses and assumption changes	43	13
Other	121	5	178
Benefit obligation at end of year	$ 270	$ 151	$ 349